Stock Incentive Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Outstanding, Beginning Balance	1,000	2,640	39,020
Options vested		0	0
Options forfeited		0	0
Options expired		(240)	0
Warrants exercised		0	(177)
Warrants expired		0	(35,923)
Restricted shares vested	(1,000)	(1,400)	0
Restricted shares forfeited		0	(280)
Outstanding, Ending Balance	0	1,000	2,640
Weighted Average Exercise Price, Beginning Balance	$ 0	$ 2,063	$ 1,276
Weighted Average Exercise Price, Ending Balance	$ 0	$ 0	$ 2,063
Exercisable Outstanding, Beginning Balance	0	240	36,340
Exercisable, Options vested		0	0
Exercisable, Options forfeited		0	0
Exercisable, Options expired		(240)	0
Exercisable, Warrants exercised		0	(177)
Exercisable, Warrants expired		0	(35,923)
Exercisable Outstanding, Ending Balance	0	0	240
Exercisable, Weighted Average Exercise Price, Beginning Balance	$ 0	$ 2,063	$ 1,276
Exercisable, Weighted Average Exercise Price, Ending Balance	$ 0	$ 0	$ 2,063
Employee Stock Option [Member]
Outstanding, Beginning Balance	0	240	240
Options vested		0	0
Options forfeited		0	0
Options expired		(240)	0
Warrants exercised		0	0
Warrants expired		0	0
Restricted shares vested	0	0	0
Restricted shares forfeited		0	0
Outstanding, Ending Balance	0	0	240
Exercisable Outstanding, Beginning Balance	0	240	240
Exercisable, Options vested		0	0
Exercisable, Options forfeited		0	0
Exercisable, Options expired		(240)	0
Exercisable, Warrants exercised		0	0
Exercisable, Warrants expired		0	0
Exercisable Outstanding, Ending Balance	0	0	240
Class A Warrants [Member]
Outstanding, Beginning Balance	0	0	3,000
Options vested		0	0
Options forfeited		0	0
Options expired		0	0
Warrants exercised		0	0
Warrants expired		0	(3,000)
Restricted shares vested	0	0	0
Restricted shares forfeited		0	0
Outstanding, Ending Balance	0	0	0
Exercisable Outstanding, Beginning Balance	0	0	3,000
Exercisable, Options vested		0	0
Exercisable, Options forfeited		0	0
Exercisable, Options expired		0	0
Exercisable, Warrants exercised		0	0
Exercisable, Warrants expired		0	(3,000)
Exercisable Outstanding, Ending Balance	0	0	0
Class W Warrants [Member]
Outstanding, Beginning Balance	0	0	0
Options vested		0	0
Options forfeited		0	0
Options expired		0	0
Warrants exercised		0	0
Warrants expired		0	0
Restricted shares vested	0	0	0
Restricted shares forfeited		0	0
Outstanding, Ending Balance	0	0	0
Exercisable Outstanding, Beginning Balance	0	0	0
Exercisable, Options vested		0	0
Exercisable, Options forfeited		0	0
Exercisable, Options expired		0	0
Exercisable, Warrants exercised		0	0
Exercisable, Warrants expired		0	0
Exercisable Outstanding, Ending Balance	0	0	0
Class Z Warrants [Member]
Outstanding, Beginning Balance	0	0	33,100
Options vested		0	0
Options forfeited		0	0
Options expired		0	0
Warrants exercised		0	(177)
Warrants expired		0	(32,923)
Restricted shares vested	0	0	0
Restricted shares forfeited		0	0
Outstanding, Ending Balance	0	0	0
Exercisable Outstanding, Beginning Balance	0	0	33,100
Exercisable, Options vested		0	0
Exercisable, Options forfeited		0	0
Exercisable, Options expired		0	0
Exercisable, Warrants exercised		0	(177)
Exercisable, Warrants expired		0	(32,923)
Exercisable Outstanding, Ending Balance	0	0	0
Restricted Stock [Member]
Outstanding, Beginning Balance	1,000	2,400	2,680
Options vested		0	0
Options forfeited		0	0
Options expired		0	0
Warrants exercised		0	0
Warrants expired		0	0
Restricted shares vested	(1,000)	(1,400)	0
Restricted shares forfeited		0	(280)
Outstanding, Ending Balance	0	1,000	2,400